FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			MILESTONE FUNDS
		CENTRAL INDEX KEY:			0000926898
		STANDARD INDUSTRIAL CLASSIFICATION:	UNKNOWN SIC - 0000 [0000]
		STATE OF INCORPORATION:			NY
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		497J
		SEC ACT:
		SEC FILE NUMBER:	033-81574
		FILM NUMBER:		1594990

	BUSINESS ADDRESS:
		STREET 1:		ONE EXECUTIVE BOULEVARD
		STREET 2:		FIRST FLOOR
		CITY:			YONKERS
		STATE:			NY
		ZIP:			10701
		BUSINESS PHONE:		9149645355

	MAIL ADDRESS:
		STREET 1:		ONE EXECUTIVE BOULEVARD
		STREET 2:		FIRST FLOOR
		CITY:			YONKERS
		STATE:			NY
		ZIP:			10701

	FORMER COMPANY:
		FORMER CONFORMED NAME:	LEARNING ASSETS
		DATE OF NAME CHANGE:	19940715





VIA EDGAR
-----------                                              April 2, 2003

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re: The Milestone Funds:  File Nos. 033-81574
                                    811-8620

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information does not differ from that contained in Post-Effective Amendment No. 14, Amendment No. 17
(the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on March 31, 2003.

Please call the undersigned at (212) 298-1642 with any questions you may have.



                                                Very truly yours,




                                                /s/ Lisa A. Curcio
                                                --------------------
                                                Vice President
                                                Bank of New York